Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021	Dec. 31, 2020 CNY (¥)
Accrued Expenses And Other Liabilities Current [Abstract]
Deposits from business partner	¥ 79,787			¥ 47,399
Other tax payable	38,209			45,507
Fulfillment payable	49,190			23,688
Operating lease liabilities - current	¥ 35,948
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Others	¥ 93,493			246,134
Total	¥ 296,627	$ 46,547		¥ 362,728